Label	Element	Value
Innovator Premium Income 30 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.10%
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,747.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.30%
Innovator Premium Income 30 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Premium Income 30 Barrier ETF® - January | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Mini Index, Expiration: 12/31/2026; Exercise Price: $481.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator Premium Income 30 Barrier ETF® - January | S&P 500 Index, Expiration: 12/31/2026; Exercise Price: $4,816.62 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(18.20%)